Average Annual Total Returns - Retail Class - Transamerica Multi-Asset Income	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Multi-Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.24%	8.51%	6.87%	Mar. 01, 2014	3.89%	7.14%	5.42%	3.20%	6.13%	4.78%	9.40%	8.93%	6.94%	Mar. 01, 2014	11.64%	10.05%	8.03%	Mar. 01, 2014	18.40%	15.22%	13.08%	13.70%	[1]	12.43%	[1]	10.10%	[1]

[1]	The Transamerica Multi-Asset Income Blended Benchmark consists of the following: ICE BofAML U.S. High Yield BB-B Rated Constrained Index: 40% and S&P 500®: 60%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses.